Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company evaluated all events or transactions that occurred subsequent to June 30, 2025, through the date of release of these unaudited interim consolidated financial statements, and has determined that there are no subsequent events that require disclosure or recognition in the financial statements except for the below:

On 4 September 2025, the Company issued an additional 2,000,000 ordinary shares in connection with its initial public offering at a public offering price of $4.00 per share resulting in aggregate gross proceeds of $8 million before deducting placement agent commissions and other offering expenses. Immediately following the offering, a total of 17,000,000 ordinary shares were issued and outstanding. The Company’s ordinary shares commenced trading on the Nasdaq Capital Market on September 4, 2025 under the symbol “FCHL”.

On 30 October 2025, the Group’s direct subsidiary, Fitness Champs Aquatics Pte Ltd. incorporated a new subsidiary in Emirate of Dubai, Fitness Champs Excellence Sports Academy LLC, to support the Group’s expansion into international markets.

On 16 December 2025, the Company entered into an addendum to the loan agreement with Ms. Lee to extend the repayment date to March 31, 2026. The Company intends to repay the loan in full using proceeds from the offering.

On January 23, 2026, the Company held an extraordinary general meeting at which the following resolutions were approved by the Company’s shareholders:

1.	Re-designation and Re-classification of Share Capital

The Company’s authorized share capital of US$500,000 was re-classified from 100,000,000,000 ordinary shares of par value US$0.000005 each into:

● 80,000,000,000 Class A ordinary shares of par value US$0.000005 each;

● 10,000,000,000 Class B ordinary shares of par value US$0.000005 each; and

● 10,000,000,000 preferred shares of par value US$0.000005 each.

The Company’s 17,000,000 issued and outstanding ordinary shares were re-designated on a one-for-one basis into 8,292,150 Class A ordinary shares (one vote per share) and 8,707,850 Class B ordinary shares (50 votes per share). No preferred shares were issued or outstanding.

The Company also adopted its Second Amended and Restated Memorandum and Articles of Association to reflect the multi-class share structure and the rights and privileges of the Class A and Class B ordinary shares.

2.	Share Consolidation (Reverse Share Split)

Shareholders further approved a share consolidation of all issued and unissued shares of the Company at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-fifty (50), with the exact ratio to be determined by the Board of Directors within 180 days of the approval date.

On February 12, 2026, the Company has approved a 15:1 reverse share split of the issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.

As a result, 17,000,000 issued shares were consolidated into 1,133,333.33 shares, consisting of 552,810 Class A shares and 580,524 Class B shares.

No preferred shares were issued or outstanding.

On March 16, 2026, the Company approved the purchase of a property located at 55 Serangoon North Avenue 4 #01-05, Singapore 555859 for $1,368,000 (exclusive of GST). The transaction has not been completed as at the date of these financial statements.

 On March 20, 2026, the Company held an extraordinary general meeting at which the following resolution was approved by the Company’s shareholders: Shareholders further approved a share consolidation of all issued and unissued shares of the Company at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-two-hundred and fifty (250), with the exact ratio to be determined by the Board of Directors within 180 days of the approval date.

On March 24, 2026, the Company has approved  a 30:1 reverse share split of the issued and authorized shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of the Company will be US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares of a nominal or par value of US$0.00225 each, (b) 22,222,222.22  Class B Ordinary Shares of a nominal or par value of US$0.00225 each, and (c) 22,222,222.22 preferred shares of a nominal or par value of US$0.00225.

 As a result, 1,133,333.33 issued shares were consolidated into 37,777.78 shares, consisting of 18,427 Class A shares and 19,351 Class B shares.

 No preferred shares were issued or outstanding.

NOTE 18 - SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024, up through the date the Company issued the consolidated financial statements.

The following disclosure presents subsequent events occurring after the reporting period ended December 31, 2024:

1.	Shareholder’s Loan

The shareholder loans as of January 3, 2024 pertain to interest-free loans entered into with Ms. Lee in order to fund the cost of this offering. The original loan amount was for up to S$800,000 and the total amount utilized for the related party loan as of the date of this annual report is approximately S$651,000 (US$494,000). The Company intends to repay the loan in full using proceeds from this offering, in accordance with the terms of the loan agreement. The loan is repayable upon the earlier of a listing of the Ordinary Shares on Nasdaq and March 31, 2025, to be extended to August 31, 2025.